Investments in Partially Owned Entities	12 Months Ended
Dec. 31, 2012
Investments in Partially Owned Entities [Abstract]
Investments in Partially Owned Entities
Investments in Partially Owned Entities
The Company has co-invested in various properties with unrelated third parties which are either consolidated or accounted for under the equity method of accounting (unconsolidated). The following tables and information summarize the Company’s investments in partially owned entities as of December 31, 2012 (amounts in thousands except for project and apartment unit amounts):

	Consolidated			Unconsolidated
	Development Projects
	Held for and/or Under Development (4)	Other	Total	Institutional Joint Ventures (5)

Total projects (1)	—	19	19	—

Total apartment units (1)	—	3,475	3,475	—

Balance sheet information at 12/31/12 (at 100%):
ASSETS
Investment in real estate	$161,820	$453,235	$615,055	$171,041
Accumulated depreciation	—	(159,651)	(159,651)	—
Investment in real estate, net	161,820	293,584	455,404	171,041
Cash and cash equivalents	3,884	17,221	21,105	214
Deposits – restricted	43,609	5	43,614	—
Deferred financing costs, net	—	1,019	1,019	6
Other assets	5,839	171	6,010	22
Total assets	$215,152	$312,000	$527,152	$171,283

LIABILITIES AND EQUITY/CAPITAL
Mortgage notes payable	$—	$200,337	$200,337	$76,634
Accounts payable & accrued expenses	686	693	1,379	6,550
Accrued interest payable	—	782	782	342
Other liabilities	1,238	1,096	2,334	108
Security deposits	—	1,483	1,483	3
Total liabilities	1,924	204,391	206,315	83,637

Noncontrolling Interests – Partially Owned Properties	85,006	(7,318)	77,688	70,428
Company equity/General and Limited Partners' Capital	128,222	114,927	243,149	17,218
Total equity/capital	213,228	107,609	320,837	87,646
Total liabilities and equity/capital	$215,152	$312,000	$527,152	$171,283

Debt – Secured (2):
Company/Operating Partnership Ownership (3)	$—	$159,068	$159,068	$15,327
Noncontrolling Ownership	—	41,269	41,269	61,307
Total (at 100%)	$—	$200,337	$200,337	$76,634

	Consolidated			Unconsolidated
	Development Projects
	Held for and/or Under Development (4)	Other	Total	Institutional Joint Ventures (5)
Operating information for the year ended 12/31/12 (at 100%):
Operating revenue	$—	$62,405	$62,405	$7
Operating expenses	170	19,480	19,650	244
Net operating (loss) income	(170)	42,925	42,755	(237)
Depreciation	—	15,346	15,346	—
General and administrative/other	213	157	370	—
Operating (loss) income	(383)	27,422	27,039	(237)
Interest and other income	2	100	102	—
Other expenses	(264)	—	(264)	—
Interest:
Expense incurred, net	—	(9,386)	(9,386)	—
Amortization of deferred financing costs	—	(160)	(160)	—
(Loss) income before income and other taxes and net gain on sales of discontinued operations	(645)	17,976	17,331	(237)
Income and other tax (expense) benefit	(25)	(75)	(100)	—
Net gain on sales of discontinued operations	15	—	15	—
Net (loss) income	$(655)	$17,901	$17,246	$(237)

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.

(2)	All debt is non-recourse to the Company.

(3)	Represents the Company’s/Operating Partnership's current equity ownership interest.

(4)	Includes 400 Park Avenue South in New York City which the Company is jointly developing with Toll Brothers.

(5)
These development projects (Nexus Sawgrass and Domain) are owned 20% by the Company and 80% by an institutional partner in two separate unconsolidated joint ventures. Total project costs are approximately $232.8 million and construction will be predominantly funded with two separate long-term, non-recourse secured loans from the partner. The Company is responsible for constructing the projects and has given certain construction cost overrun guarantees but currently has no further funding obligations. Nexus Sawgrass has a maximum debt commitment of $48.7 million and a current unconsolidated outstanding balance of $29.8 million; the loan bears interest at 5.60% and matures January 1, 2021. Domain has a maximum debt commitment of $98.6 million and a current unconsolidated outstanding balance of $46.9 million; the loan bears interest at 5.75% and matures January 1, 2022.

During the year ended December 31, 2012, the Company and its joint venture partner sold two consolidated partially owned properties consisting of 441 apartment units and recognized a net gain on the sales of approximately $21.3 million.

The Company is the controlling partner in various consolidated partnership properties and development properties having a noncontrolling interest book value of $77.7 million at December 31, 2012. The Company has identified one development partnership, consisting of a land parcel with a book value of $5.0 million, as a VIE. The Company does not have any unconsolidated VIEs.

In December 2011, the Company and Toll Brothers (NYSE: TOL) jointly acquired a vacant land parcel at 400 Park Avenue South in New York City. The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. The Company is the managing member and Toll Brothers does not have substantive kick-out or participating rights. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet (not a VIE). Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet. The acquisition was financed through contributions by the Company and Toll Brothers of approximately $102.5 million and $75.7 million, respectively, which included the land purchase noted above, restricted deposits and taxes and fees. As of December 31, 2012, the Company's and Toll Brothers' consolidated contributions to the joint venture were approximately $203.5 million, of which Toll Brothers' noncontrolling interest balance totaled $84.0 million.

The Company admitted an 80% institutional partner to two separate entities/transactions (one in December 2010 and the other in August 2011), each owning a developable land parcel, in exchange for $40.1 million in cash and retained a 20% equity interest in both of these entities. These land parcels are now unconsolidated. Total project costs are approximately $232.8 million and construction will be predominantly funded with two separate long-term, non-recourse secured loans from the partner. While the Company is the managing member of both of the joint ventures, is responsible for constructing both of the projects and has given certain construction cost overrun guarantees, all major decisions are made jointly, the large majority of funding is provided by the partner and the partner has significant involvement in and oversight of the ongoing projects, neither of which is a VIE. The Company currently has no further funding obligations related to these projects.